Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,642,520	$ 2,623,757
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,353	84,904
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	127,327	145,502
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	145,240	166,537
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27,027	26,573
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	172,267	193,110
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	978	1,792
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,140	112,761
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	78,149	78,557
Issued by HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	127,985	122,531
Issued by HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32,123	32,418
Issued by HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,361	94,301
Issued by HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,423	26,818
Issued by HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 66,938	$ 67,483